ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

4.	ACCOUNTS RECEIVABLE, NET
Components of accounts receivable, net are as follows:

	December 31,
	2025	2024
Casino	$238,331	$270,186
Hotel	4,623	3,903
Other	2,389	523

Sub-total	245,343	274,612
Less: allowances for credit losses (1)	(118,938)	(130,401)

	126,405	144,211
Non-current portion	—	—

Current portion	$126,405	$144,211

(1)
As of December 31, 2025 and 2024, the allowances for credit losses of nil and $2,391 as a reduction of the long-term casino accounts receivable, are recorded and included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.

The Company’s allowances for casino credit losses were 49.9% and 48.2% of gross casino accounts receivable as of December 31, 2025 and 2024, respectively. The Company’s allowances for credit losses from its hotel and other receivables are not material.
Movement in the allowances for credit losses are as follows:

	Year Ended December 31,
	2025	2024	2023
Balance at beginning of year	$130,401	$156,240	$217,244
Provision for (reversal of) credit losses	12,473	2,569	(3,869)
Write-offs, net of recoveries	(23,690)	(28,748)	(56,805)
Effect of exchange rate	(246)	340	(330)

Balance at end of year	$118,938	$130,401	$156,240